Trade and Other Payables	6 Months Ended
Jun. 30, 2018
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Trade and Other Payables
18.	TRADE AND OTHER PAYABLES

NON-CURRENT TRADE AND OTHER PAYABLES

Million US dollar	30 June 2018	31 December 2017
Indirect taxes payable	200	157
Trade payables	315	380
Deferred consideration on acquisitions	561	699
Other payables	121	226

	1 197	1 462

CURRENT TRADE AND OTHER PAYABLES

Million US dollar	30 June 2018	31 December 2017
Trade payables and accrued expenses	13 647	15 240
Payroll and social security payables	810	1 284
Indirect taxes payable	2 337	2 862
Interest payable	1 493	1 790
Consigned packaging	1 119	1 111
Dividends payable	582	479
Deferred income	37	30
Deferred consideration on acquisitions	679	1 723
Other payables	235	243

	20 939	24 762

As at 30 June 2018, deferred consideration on acquisitions is mainly comprised of 0.6 billion US dollar for the put option included in the 2012 shareholders’ agreement between Ambev and ELJ which may result in Ambev acquiring additional shares in Cervecería Nacional Dominicana S.A. (“CND”). In January 2018, ELJ partially exercised its option to sell approximately 30% of the shares of CND for an amount of 0.9 billion US dollar, resulting in Ambev’s participation in CND increasing from 55% to 85%.